Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Investments In Associates And Joint Ventures

	2017 £m	2016 £m

1 January	9,507	6,938

Total comprehensive income (note 5)	23,316	3,662

Dividends	(688)	(1,024)

Share buy-backs	–	(24)

Additions	13	–

Reclassification of Reynolds American Inc. (RAI)	(30,521)	–

Other equity movements	(50)	(45)

31 December	1,577	9,507

Non-current assets	1,127	17,831

Current assets	1,019	2,439

Non-current liabilities	(67)	(8,552)

Current liabilities	(502)	(2,211)

	1,577	9,507

Reynolds American Inc. (In 2016, the Group's share of the market value was £27,275 million)	–	8,051

ITC Ltd. (Group's share of the market value is £11,036 million (2016: £10,430 million))	1,527	1,394

Other listed associates (Group's share of the market value is £184 million (2016: £142 million))	18	17

Unlisted associates	32	45

	1,577	9,507

ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Latest Published Information

	2017 £m	2016 £m

Non-current assets	3,738	3,730

Current assets	3,089	2,834

Non-current liabilities	(240)	(258)

Current liabilities	(1,446)	(1,643)

	5,141	4,663

Group's share of ITC Ltd. (2017: 29.71%; 2016: 29.89%)	1,527	1,394

Reynolds American Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Summary of Latest Published Information

Reynolds American Inc.

2016 £m

Non-current assets	34,046

Current assets	3,480

Non-current liabilities	(20,089)

Current liabilities	(3,845)

13,592

Group's share of Reynolds American Inc. (42.2%)	5,733

Goodwill	2,318

Total Group's share of Reynolds American Inc.	8,051